As filed with the Securities and Exchange Commission on February 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 94.22%	Value
	Automobiles - 4.29%
40,153	Porsche Automobil Holding SE (b)	$4,179,359
	Automotive Parts and Accessories - Retail - 3.79%
33,310	Advance Auto Parts, Inc.	3,686,751
	Buisness Services - 3.71%
19,243	International Business Machines Corp.	3,609,410
	Computer and Electronic Product Manufacturing - 13.70%
8,850	Apple, Inc.(e)	4,965,824
116,785	NCR Corp. (a)	3,977,697
6,730	Samsung Electronics Co., Ltd. (a)(c)	4,394,690
		13,338,211
	Conglomerates - 1.74%
14,307	Berkshire Hathaway, Inc. - Class B (a)	1,696,238
	Direct Health and Medical Insurance Carriers - 4.01%
25,000	Aflac, Inc.	1,670,000
3,850	Markel Corp. (a)	2,234,348
		3,904,348
	Drug Distribution - Wholesale - 2.76%
16,681	McKesson Corp.	2,692,313
	Drug Stores - 3.97%
54,069	CVS Caremark Corp.	3,869,718
	General Merchandise Stores - 3.49%
56,275	Dollar General Corp. (a)	3,394,508
	Internet Media - 2.36%
12,930	Baidu, Inc. - ADR (a)	2,299,988
	Medical Equipment and Supplies - 3.07%
42,939	Baxter International, Inc.	2,986,407
	Oil and Gas Support Services - 10.42%
47,023	Apache Corp.	4,041,157
76,637	Halliburton Co.	3,889,328
21,784	Oil States International, Inc. (a)	2,215,868
		10,146,353
	Petroleum Refining - 6.62%
17,483	Chevron Corp.	2,183,802
50,855	Murphy USA, Inc. (a)	2,113,534
35,116	Total SA - ADR	2,151,557
		6,448,893
	Pharmaceutical Preparation and Manufacturing - 12.02%
39,100	Allergan, Inc.	4,343,228
47,377	Novartis AG - ADR	3,808,163
66,187	Sanofi - ADR	3,549,609
		11,701,000
	Property and Causualty Insurance - 3.44%
65,652	American International Group, Inc. (a)	3,351,535
	Rail Transportation - 2.02%
13,016	Canadian Pacific Railway Ltd. (b)	1,969,581
	Scientific Instrument Manufacturing - 1.38%
12,114	Thermo Fisher Scientific, Inc.	1,348,894
	Software Publishers - 11.43%
54,037	Check Point Software Technologies Ltd. (a)(b)	3,486,467
98,683	Microsoft Corp.	3,693,705
103,144	Oracle Corp.	3,946,289
		11,126,461

	TOTAL COMMON STOCKS (Cost $73,916,497)	91,749,968

	MONEY MARKET FUNDS - 5.27%
5,131,375	First American Tax Free Obligations Fund - Class Z, 0.00% (d)	5,131,375
	TOTAL MONEY MARKET FUNDS (Cost $5,131,375)	5,131,375

	Total Investments in Securities (Cost $79,047,872) - 99.49%	96,881,343
	Other Assets in Excess of Liabilities - 0.51%	492,557
	TOTAL NET ASSETS - 100.00%	$97,373,900

Schedule of Options Written
December 31, 2013 (Unaudited)

Contracts	OPTIONS WRITTEN	Value
8	Apple, Inc.
	Expiration: January 2015, Exercise Price: $530,000	$60,240
	TOTAL OPTIONS WRITTEN (Premiums received $84,170)	$60,240

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2013.
(e)	A portion of this security is pledged as collateral for written options.

Scharf Balanced Opportunity Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 67.00%	Value
	Automobiles - 2.87%
5,507	Porsche Automobil Holding SE (b)	$573,201
	Automotive Parts and Accessories - Retail - 2.78%
5,014	Advance Auto Parts, Inc.	554,949
	Computer and Electronic Product Manufacturing - 9.71%
1,352	Apple, Inc.	758,621
16,909	NCR Corp. (a)	575,920
930	Samsung Electronics Co., Ltd. (a)(c)	607,290
		1,941,831
	Computer and Electronics Product Manufacturing - 2.70%
2,874	International Business Machines Corp.	539,076
	Conglomerates - 1.12%
1,887	Berkshire Hathaway, Inc. - Class B (a)	223,723
	Direct Health and Medical Insurance Carriers - 3.28%
5,600	Aflac, Inc.	374,080
485	Markel Corp. (a)	281,470
		655,550
	Drug Distribution - Wholesale - 2.42%
3,004	McKesson Corp.	484,846
	Drug Stores - 3.05%
8,525	CVS Caremark Corp.	610,134
	General Merchandise Stores - 2.43%
8,049	Dollar General Corp. (a)	485,516
	Internet Media - 2.19%
2,460	Baidu, Inc. - ADR (a)	437,585
	Medical Equipment and Supplies - 1.60%
4,599	Baxter International, Inc.	319,860
	Oil and Gas Support Services - 6.74%
6,193	Apache Corp.	532,226
11,078	Halliburton Co.	562,209
2,490	Oil States International, Inc. (a)	253,283
		1,347,718
	Petroleum Refining - 4.18%
2,692	Chevron Corp.	336,258
6,200	Murphy USA, Inc. (a)	257,672
3,952	Total SA - ADR	242,139
		836,069
	Pharmaceutical Preparation and Manufacturing - 8.28%
5,230	Allergan, Inc.	580,948
6,973	Novartis AG - ADR	560,490
9,598	Sanofi - ADR	514,741
		1,656,179
	Property and Causualty Insurance - 2.69%
10,525	American International Group, Inc. (a)	537,301
	Rail Transportation - 1.61%
2,132	Canadian Pacific Railway Ltd. (b)	322,614
	Scientific Instrument Manufacturing - 0.68%
1,230	Thermo Fisher Scientific, Inc.	136,960
	Software Publishers - 8.67%
8,255	Check Point Software Technologies Ltd. (a)(b)	532,613
17,778	Microsoft Corp.	665,431
13,994	Oracle Corp.	535,410
		1,733,454

	TOTAL COMMON STOCKS (Cost $10,182,335)	13,396,566

	PREFERRED STOCKS - 7.34%
	Closed-End Funds - 4.47%
15,783	GDL Fund - Series B	792,464
1,700	General American Investors Co., Inc. - Series B	43,129
5,698	Nuveen Connecticut Premium Income Municipal Fund - Series 2015	57,180
		892,773
	Investment Banking and Brokerage - 2.69%
29,274	Goldman Sachs Group, Inc. - Series B	538,349
	Utilities - 0.18%
2,000	SCE Trust II	36,880

	TOTAL PREFERRED STOCKS (Cost $1,494,766)	1,468,002

	ROYALTY TRUSTS - 1.59%
	Oil and Gas Support Services - 1.59%
26,800	SandRidge Permian Trust	317,580
	TOTAL ROYALTY TRUSTS (Cost $424,522)	317,580

	EXCHANGE-TRADED FUNDS - 2.21%
	Miscellaneous Investments (d)	441,545
	TOTAL EXCHANGE-TRADED FUNDS (Cost $333,829)	441,545

Principal Amount	CORPORATE BONDS - 1.99%	Value
	Automotive Parts and Accessories - Retail - 0.27%
	Advance Auto Parts, Inc.
$50,000	5.75%, 5/1/2020	54,407
	Industry Containers and Packaging - 0.53%
	Ball Corp.
100,000	5.75%, 5/15/2021	105,750
	Computer and Peripheral Equipment Manufacturing - 0.48%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	96,108
	Oil and Gas Support Services - 0.71%
	Oil States International, Inc.
133,000	6.50%, 6/1/2019	142,144

	TOTAL CORPORATE BONDS (Cost $407,183)	398,409

	MUNICIPAL BONDS - 5.15%
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	8,707
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	84,592
65,000	7.875%, 2/1/2026, Series 2011B	70,078
		154,670
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
65,000	6.509%, 4/1/2039 , Series 2009B	70,348
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	145,812
25,000	5.60%, 11/1/2020	28,179
75,000	6.65%, 3/1/2022, Series 2010	87,944
420,000	7.95%, 3/1/2036, Series 2010	485,948
		747,883
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	48,395

	TOTAL MUNICIPAL BONDS (Cost $1,079,336)	1,030,003

Shares	MONEY MARKET FUNDS - 14.12%	Value
2,822,288	First American Tax Free Obligations Fund - Class Z, 0.00% (e)	2,822,288
	TOTAL MONEY MARKET FUNDS (Cost $2,822,288)	2,822,288

	Total Investments in Securities (Cost $16,744,259) - 99.40%	19,874,393
	Other Assets in Excess of Liabilities - 0.60%	119,495
	TOTAL NET ASSETS - 100.00%	$19,993,888

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Represents previously undisclosed securities which the Fund has held for less than one year.
(e)	Rate shown is the 7-day annualized yield as of December 31, 2013.

Note 1 – Securities Valuation

The Scharf Fund and the Scharf Balanced Opportunity Fund (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2013:

Scharf Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,866,110	$-	$-	$7,866,110
Consumer Staples	3,869,718	-	-	3,869,718
Energy	10,338,221	-	-	10,338,221
Finance and Insurance	8,952,120	-	-	8,952,120
Healthcare	15,742,207	-	-	15,742,207
Industrial	1,969,581	-	-	1,969,581
Information Technology	30,374,070	-	-	30,374,070
Manufacturing	5,202,276	-	-	5,202,276
Mining	4,041,157	-	-	4,041,157
Retail Trade	3,394,508	-	-	3,394,508
Total Common Stocks	91,749,968	-	-	91,749,968
Short-Term Investments	5,131,375	-	-	5,131,375
Total Assets	$96,881,343	$-	$-	$96,881,343

Liabilities:
Options Written	$60,240	$-	$-	$60,240
Total Liabilities	$60,240	$-	$-	$60,240

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,128,150	$-	$-	$1,128,150
Consumer Staples	610,134	-	-	610,134
Energy	1,398,277	-	-	1,398,277
Finance and Insurance	1,416,574	-	-	1,416,574
Healthcare	2,277,985	-	-	2,277,985
Industrial	322,614	-	-	322,614
Information Technology	4,651,946	-	-	4,651,946
Manufacturing	573,143	-	-	573,143
Mining	532,227	-	-	532,227
Retail Trade	485,516	-	-	485,516
Total Common Stocks	13,396,566	-	-	13,396,566
Preferred Stocks
Closed-End Funds	835,594	57,179	-	892,773
Finance and Insurance	538,349	-	-	538,349
Utilities	36,880	-	-	36,880
Total Preferred Stocks	1,410,823	57,179	-	1,468,002
Royalty Trust
Mining	317,580	-	-	317,580
Total Royalty Trust	317,580	-	-	317,580
Exchange-Traded Funds	441,545	-	-	441,545
Fixed Income
Corporate Bonds	-	398,409	-	398,409
Municipal Bonds	-	1,030,003	-	1,030,003
Total Fixed Income	-	1,428,412	-	1,428,412
Short-Term Investments	2,822,288	-	-	2,822,288
Total Investments in Securities	$18,388,802	$1,485,591	$-	$19,874,393

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2013, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended December 31, 2013.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Funds’ custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Scharf Balanced Opportunity Fund did not invest in derivative instruments during the period ended December 31, 2013.

As of December 31, 2013, the location of derivatives in the statements of assets and liabilities and the value of the derivative instruments categorized by risk exposure for the Scharf Fund is as follows:

	Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Equity Contracts	Options Written, at fair value	$60,240

Average Balance Information
The average monthly market values of written options during the period ended December 31, 2013, for the Scharf Fund was $55,307.

Transactions in written options contracts for the period ended December 31, 2013, are as follows:

Scharf Fund
	Contracts	Premiums Received
Beginning Balance	(8)	$(84,170)
Options written	0	0
Options closed	0	0
Outstanding at December 31, 2013	(8)	$(84,170)

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2013, was as follows*:

Scharf Fund

Cost of investments	$79,194,736

Gross unrealized appreciation	18,127,379
Gross unrealized depreciation	(440,772)
Net unrealized appreciation	$17,686,607

Scharf Balanced Opportunity Fund

Cost of investments	$16,752,970

Gross unrealized appreciation	3,342,557
Gross unrealized depreciation	(221,134)
Net unrealized appreciation	$3,121,423

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 2/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 2/27/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 2/27/2014

* Print the name and title of each signing officer under his or her signature.